Biological assets (Tables)	12 Months Ended
Dec. 31, 2023
Biological Assets
Schedule of current biological assets

ThCh$

As of January 1, 2022
Historic cost	12,546,705
Book Value	12,546,705

As of December 31, 2022
Conversion effect	(776,552)
Acquisitions	31,215,697
Decreases due to harvesting	(27,132,201)
Others increases (decreases) (1)	326,644
Sub-Total	3,633,588
Book Value	16,180,293

As of December 31, 2022
Historic cost	16,180,293
Book Value	16,180,293

As of December 31, 2023
Conversion effect	(2,006,357)
Acquisitions	30,554,114
Decreases due to harvesting	(30,547,833)
Others increases (decreases) (1)	584,067
Sub-Total	(1,416,009)
Book Value	14,764,284

As of December 31, 2023
Historic cost	14,764,284
Book Value	14,764,284

(1) Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.